INTERMEDIATE MUNICIPAL TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

July 30, 2014

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: INTERMEDIATE MUNICIPAL TRUST (the “Trust”)

Federated Intermediate Municipal Trust

Institutional Shares

Class Y Shares

1933 Act File No. 2-98237

1940 Act File No. 811-4314

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated July 31, 2014, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 55 on July 28, 2014.

If you have any questions regarding this certification, please contact me at (412) 288-1484.

Very truly yours,

/s/ Timothy S. Johnson

Timothy S. Johnson

Assistant Secretary

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